UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Leucadia National Corporation

Address:   315 Park Avenue South
           New York, New York 10010


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Orlando
Title:  Vice President and Chief Financial Officer
Phone:  212-460-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Orlando              New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $    1,338,646
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- --------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
CAPITAL SOUTHWEST CORP       COM            140501107     1,810     19,776 SH       SOLE                    19,776      0    0
COWEN GROUP INC NEW          CL A           223622101     3,985    993,758 SH       SOLE                   993,758      0    0
GLOBAL POWER EQUIPMENT GRP I COM PAR $0.01  37941P306     3,758    136,666 SH       SOLE                   136,666      0    0
INTL FCSTONE INC             COM            46116V105    35,206  1,384,985 SH       SOLE                 1,384,985      0    0
JEFFERIES GROUP INC NEW      COM            472319102 1,230,824 49,351,385 SH       SOLE                49,351,385      0    0
MUELLER INDS INC             COM            624756102    62,949  1,718,976 SH       SOLE                 1,718,976      0    0
WINN DIXIE STORES INC        COM NEW        974280307       114     15,926 SH       SOLE                    15,926      0    0


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